Supplemental Cash Flow Information - Schedule of Cash, Cash Equivalents, and Restricted Cash (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Supplemental Cash Flow Elements [Abstract]
Cash and cash equivalents	$ 54,917	$ 71,439	$ 94,157	$ 156,520
Restricted cash - current	2,153	1,599	750	870
Restricted cash - long-term	3,437	2,672	0	0
Cash, cash equivalents, and restricted cash	$ 60,507	$ 75,710	$ 94,907	$ 157,390